1. Organization and Nature of Operations (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average shares outstanding - basic	60,737,965	47,281,128	55,897,598	47,281,128	47,429,073	47,281,128
Potentially dilutive common stock equivalents					55,147,059
Weighted average common shares outstanding - diluted	60,737,965	98,604,657	55,897,598	96,678,938	102,576,132	47,281,128